Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 5. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2020 the Company reorganized its reporting structure into a single operating unit. All of the acquisitions made by the Company are in one industry insurance agencies. These agencies operate in a very similar economic and regulatory environment. The Company has one executive who is responsible for the operations of the insurance agencies. This executive reports directly to the Chief Financial Officer (“CFO”) on a quarterly basis. Additionally, the CFO who is responsible for the strategic direction of the Company review the operations of the insurance agency business as opposed to an office by office view. In accordance with guidance in ASC 350-20-35-45 all the Company’s goodwill will be reassigned to a single reporting unit. Accordingly, beginning with the October 1, 2020 impairment test, the Company will test for impairment at the insurance agency level.

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of June 30, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.1	$1,052,160	$(200,700)	$961,040
Customer relationships	9.1	3,586,290	(442,465)	3,034,245
Non-competition agreements	4.2	2,651,510	(567,743)	2,083,767
		$7,289,960	$(1,210,908)	$6,079,052

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2019:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.3	$1,052,160	$(96,258)	$955,902
Customer relationships	9.4	3,586,290	(257,529)	3,328,761
Non-competition agreements	4.4	2,651,510	(302,589)	2,348,921
		$7,289,960	$(656,376)	$6,633,584

Amortization expense was $554,532 and $44,789 for the six months ended June 30, 2020 and 2019, respectively.

The amortization expense of acquired intangible assets for each of the following five years and thereafter are expected to be as follows:

Years ending June 30,	Amortization Expense
2020 (remaining six months)	$818,364
2021	1,091,343
2022	1,090,620
2023	1,075,827
2024	533,822
Thereafter	1,469,076
Total	$6,079,052

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill, allocated per unit, is set forth below. The most recent goodwill impairment test was performed in October of 2019 and was a quantitative test performed by a valuation consultant. The impairment test was only performed for the EBS & USBA reporting unit and the CCS reporting unit. All other reporting units were acquired in 2019 and not subject to formal impairment testing as they were not held for at least one year and there were no indications of impairment.

The Company evaluated whether the COVID-19 pandemic was a triggering event for testing goodwill impairment. After evaluating the performance of the various reporting units, the Company considered that the COVID-19 pandemic did not trigger an impairment test.

The Company tested goodwill using discounted cash flow analysis and probability weighted market multiples valuations to determine the fair value of EBS, USBA, and CCS. The Company determined that CCS was overvalued by $593,790 and recorded goodwill impairment expense for the full amount. During the year ended December 31, 2019 and 2018, the Company recorded impairment of goodwill of $593,790 and $0, respectively.

After accounting for the goodwill impairment, the excess fair value over carrying value of the EBS&USBA reporting unit and the CCS reporting unit were $677,772 (42%) and $0, respectively.

Reporting Unit	EBS & USBA	CCS	SWMT	FIS	ABC	Total
Balance, August 1, 2018	$-	$-	$-	$-	$-	$-
Transfer from Holdings	853,796					853,796
CCS Acquisition		851,752				851,752
Impairment
December 31, 2018	$853,796	851,752				1,705,548
Transfer from Holdings			1,217,790	1,269,731		2,487,521
ABC transaction					4,949,329	4,949,329
Impairment		(593,790)				(593,790)
Balance December 31, 2019	$853,796	$257,962	$1,217,790	$1,269,731	$4,949,329	$8,548,608

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2019:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.3	$1,052,160	$(96,258)	$955,902
Customer relationships	9.4	3,586,290	(257,529)	3,328,761
Non-competition agreements	4.4	2,651,510	(302,589)	2,348,921
		$7,289,960	$(656,376)	$6,633,584

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2018:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	14.0	$48,160	$(1,951)	$46,209
Customer relationships	10.1	448,290	(12,680)	435,610
Non-competition agreements	4.7	130,910	(8,240)	122,670
		$627,360	$(22,871)	$604,489

Amortization expense was $633,505 and $22,871 for the year ended December 31, 2019 and the period from August 1, 2018 to December 31, 2018, respectively.

The amortization expense of acquired intangible assets for each of the following five years are expected to be as follows:

Years ending December 31,	Amortization Expense
2020	$1,096,692
2021	1,091,887
2022	1,090,620
2023	1,082,374
2024	710,052
Thereafter	1,561,959
Total	$6,633,584